S000000775 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Ex-U.S. Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholdings)
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
MSCI EAFE Value Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholdings)
Prospectus [Line Items]
Average Annual Return, Percent	42.25%	13.36%	8.69%
Class Y shares
Prospectus [Line Items]
Average Annual Return, Percent	34.90%	12.69%	8.97%
Class A shares
Prospectus [Line Items]
Average Annual Return, Percent	26.91%	11.10%	8.07%
Class A shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	26.10%	10.40%	7.53%
Class A shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.61%	8.80%	6.56%
Class C shares
Prospectus [Line Items]
Average Annual Return, Percent	32.57%	11.57%	8.06%
Class R shares
Prospectus [Line Items]
Average Annual Return, Percent	34.20%	12.13%	8.44%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	34.98%	12.87%	9.16%